Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(4)	Supplemental Cash Flow Information

The following table contains additional supplemental cash flow information for the periods reported (in thousands).

			Period from July 10, 2003 (inception)
	Year Ended December 31,		through December 31,
	2012	2013	2013
Supplemental disclosure of non-cash transactions:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Exchange of Demand Note for Convertible Notes	1,005	—	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	3,669	732	4,401
Fair value of warrants issued with issuance of long-term debt	4,994	9,404	16,638
Fair value of warrants issued with issuance of common stock	—	—	16,947
Fair value of interest warrants issued for payment of interest	—	437	437
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	—	3,796	3,796
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability to common stock	—	57	180
Conversion of 2012 Convertible Notes to common stock	—	231	231
Issuance of common stock and warrants for payment of interest	—	1,975	1,975

Supplemental disclosure of cash flow information:
Cash paid for interest, net of amounts capitalized	515	443	13,236
Cash paid for issuance costs classified as interest expense	830	698	1,528